Redwood Real Estate Income Fund

Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount		Spread	Coupon Rate (%)	Maturity	Fair Value
	Commercial Real Estate - 87.3%[1,2]
	Participation Notes - 87.3%
	Condominium Development - 1.1%
2,179,784	3323 - 44 W 8 Capital, LLC & 44 W 8 SME, LLC[3]	SOFR1M + 5.00%; floor 10.00%	10.38	4/7/2025	$2,179,784
233,829	3343 - 502 East 81st Street Development, LLC[3]	SOFR1M + 5.25%; floor 10.25%	10.63	6/22/2025	233,829
					2,413,613

	Early Stage Construction - 11.7%
25,000,000	3321 - Queens Plaza North New York, LLC[3]	SOFR1M + 5.50%; floor 10.83%	10.88	10/22/2024	25,000,000

	Hospitality - 9.5%
6,383,703	3330 - 3601 Parking, LLC & N Ocean Blvd, LLC[3]	SOFR1M + 5.10%; floor 10.25%	10.50	10/31/2025	6,383,703
12,500,000	3333 - McRopp New York Royal44, LLC[3]	SOFR1M + 5.25%; floor 10.50%	10.63	11/28/2025	12,500,000
1,500,000	3356 - GK West 47th, LLC[3]	SOFR1M + 5.67%; floor 11.00%	11.00	3/7/2026	1,500,000
					20,383,703
	Industrial - 7.2%
14,000,000	3320 - Howell Lendco, LLC[3]	SOFR1M + 5.21%; floor 10.51%	10.54	3/24/2025	14,000,000
1,300,000	3335 - Cromwell Inwood, LLC[3]	SOFR1M + 5.50%; floor 10.83%	10.88	11/27/2025	1,300,000
					15,300,000
	Mixed Use Development - 15.9%
2,672,482	3340 - San Antonio Palo Alto, LLC[3]	SOFR1M + 6.20%; floor 11.50%	11.63	12/15/2025	2,672,482
6,590,000	3349 - Hillcrest Cedar Property Owner , LLC[3]	SOFR1M + 5.75%; floor 10.75%	11.13	1/9/2026	6,590,000
3,140,000	3350 - Sarasota Springs, LLC[3]	SOFR1M + 5.50%; floor 10.685%	10.83	1/23/2025	3,140,000
14,500,000	3354 - L Island City, LLC[3]	SOFR1M + 5.25%; floor 10.25%	10.63	2/22/2026	14,500,000
2,081,140	3358 - 123 Speer Owner, LP3	SOFR1M + 5.25%; floor 10.25%	10.58	3/19/2026	2,081,140
5,000,000	TL Lone Peak Marketplace, LLC	N/A	12.00[4]	1/31/2027	5,000,000
					33,983,622
	Multifamily - 26.1%
3,470,000	3303 - 150 Lefferts Ave./55 East 21st Street[3]	SOFR1M + 5.20%; floor 10.00%	10.52	4/28/2024	3,470,000
2,805,052	3316 - Spring Rock Bridge/428 Williams[3]	SOFR1M + 5.00%; floor 9.50%	10.38	8/12/2024	2,805,052
5,500,000	3336 - Blue Spruce Lendco, LLC[3]	SOFR1M + 5.00%; floor 10.25%	10.32	5/30/2025	5,500,000
12,400,000	3344 - 1600 North 11, LLC[3]	SOFR1M + 5.50%; floor 10.75%	10.88	10/26/2024	12,400,000
31,858,365	Tryperion TL Los Altos, LLC[3]	SOFR1M + 8.36%	13.68	8/1/2024	31,858,365
					56,033,417
	Office - 1.9%
4,000,000	3341 - Ferncroft, LLC[3]	SOFR1M + 5.25%; floor 10.50%	10.63	12/19/2025	4,000,000

	Predevelopment - 10.5%
12,000,000	3317 - 24-02 Queens Plaza South, Queens[3]	SOFR1M + 5.15%; floor 10.25%	10.50	8/25/2025	12,000,000
10,377,692	3324 - Sarasota[3]	SOFR1M + 5.68%; floor 10.53%	11.00	9/23/2025	10,377,692
					22,377,692
	Single Family -0.5%
1,000,000	3326 - Elgny, LLC[3]	SOFR1M + 5.00%; floor 10.25%	10.38	10/7/2025	1,000,000

	Single Family/Condominium - 1.1%
2,451,862	3313 - First Lien Portfolio #3[3]	SOFR1M + 5.25%; floor 10.35%	10.63	7/25/2025	2,451,862

	Single Family/Multifamily - 1.8%
1,427,220	3314 - VM Equities #3[3]	SOFR1M + 5.25%; floor 9.75%	10.63	7/28/2025	1,427,220
2,400,000	3348 - Aptitude Apache, LLC[3]	SOFR1M + 5.25%; floor 10.50%	10.63	1/5/2026	2,400,000
					3,827,220
	Total Participation Notes (Cost $186,771,129)				186,771,129

	Total Commercial Real Estate (Cost $186,771,129)				186,771,129

	Short-term Investments - 6.2%
	Money Market Funds - 6.2%
13,335,638	Fidelity US Government Fund, 5.14%[5]				13,335,638
	Total Short-term Investments (Cost $13,335,638)				13,335,638

	Total Investments (Cost $200,106,767) - 93.5%				$200,106,767
	Other assets in excess of liabilities - 6.5%				13,846,086
	Net Assets - 100%				$213,952,853

LLC - Limited Liability Company

LP - Limited Partnership

SOFR1M - 1-Month Term Secured Overnight Financing Rate

[1]	All Commercial Real Estate investments are restricted securities. The total value of these securities is $186,771,129, which represents 87.3% of total net assets of the Fund.
[2]	All Commercial Real Estate investments are Level 3 securities fair valued using significant unobservable inputs.
[3]	Floating rate security.
[4]	Coupon rate consists of 8% cash and 4% payment-in-kind. Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying in cash.

[5]	Represents the 7-day effective yield as of March 31, 2024.

Redwood Real Estate Income Fund

Notes to the Schedule of Investments

March 31, 2024 (Unaudited)

Investments in Restricted Securities - Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Additional information on each restricted security held by the Fund on March 31, 2024 is as follows:

		Principal
Security	Initial Acquisition Date	Amount	Cost	Fair Value	% of Net Assets
3303 - 150 Lefferts Ave./55 East 21st Street	July 28, 2023	3,470,000	$3,470,000	$3,470,000	1.6%
3313 - First Lien Portfolio #3	July 25, 2023	2,451,862	2,451,862	2,451,862	1.2%
3314 - VM Equities #3	July 28, 2023	1,427,220	1,427,220	1,427,220	0.7%
3316 - Spring Rock Bridge/428 Williams	August 11, 2023	2,805,052	2,805,052	2,805,052	1.3%
3317 - 24-02 Queens Plaza South, Queens	August 22, 2023	12,000,000	12,000,000	12,000,000	5.6%
3320 - Howell Lendco, LLC	September 19, 2023	14,000,000	14,000,000	14,000,000	6.5%
3321 - Queens Plaza North New York, LLC	September 26, 2023	25,000,000	25,000,000	25,000,000	11.7%
3323 - 44 W 8 Capital, LLC & 44 W 8 SME, LLC	October 6, 2023	2,179,784	2,179,784	2,179,784	1.0%
3324 - Sarasota	September 29, 2023	10,377,692	10,377,692	10,377,692	4.9%
3326 - Elgny, LLC	October 6, 2023	1,000,000	1,000,000	1,000,000	0.5%
3330 - 3601 Parking, LLC & N Ocean Blvd, LLC	October 31, 2023	6,383,703	6,383,703	6,383,703	3.0%
3333 - McRopp New York Royal44, LLC	November 17, 2023	12,500,000	12,500,000	12,500,000	5.8%
3335 - Cromwell Inwood, LLC	November 27, 2023	1,300,000	1,300,000	1,300,000	0.6%
3336 - Blue Spruce Lendco, LLC	November 28, 2023	5,500,000	5,500,000	5,500,000	2.6%
3340 - San Antonio Palo Alto, LLC	December 15, 2023	2,672,482	2,672,482	2,672,482	1.3%
3341 - Ferncroft, LLC	December 19, 2023	4,000,000	4,000,000	4,000,000	1.9%
3343 - 502 East 81st Street Development, LLC	December 22, 2023	233,829	233,829	233,829	0.1%
3344 - 1600 North 11, LLC	December 20, 2023	12,400,000	12,400,000	12,400,000	5.8%
3348 - Aptitude Apache, LLC	January 2, 2024	2,400,000	2,400,000	2,400,000	1.1%
3349 - Hillcrest Cedar Property Owner , LLC	January 5, 2024	6,590,000	6,590,000	6,590,000	3.1%
3350 - Sarasota Springs, LLC	January 18, 2024	3,140,000	3,140,000	3,140,000	1.5%
3354 - L Island City, LLC	February 14, 2024	14,500,000	14,500,000	14,500,000	6.7%
3356 - GK West 47th, LLC	March 7, 2024	1,500,000	1,500,000	1,500,000	0.7%
3358 - 123 Speer Owner, LP	March 21, 2024	2,081,140	2,081,140	2,081,140	1.0%
TL Lone Peak Marketplace, LLC	January 31, 2024	5,000,000	5,000,000	5,000,000	2.3%
Tryperion TL Los Altos, LLC	September 26, 2023	31,858,365	31,858,365	31,858,365	14.8%
			$186,771,129	$186,771,129